Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current [Abstract]
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2024	$(7,292)
2025	(8,081)
2026	(8,082)
2027	(187)
Total	$(23,642)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2022	December 31, 2023
Hires collected in advance	$16,906	$34,258
Charter revenue resulting from varying charter rates	42,861	44,331
Unamortized balance of charters assumed	-	940
Total	$59,767	$79,529
Less current portion	(25,227)	(52,177)
Non-current portion	$34,540	$27,352